Fair Value (Carrying Values And Estimated Fair Values) (Details) - CAD ($) $ in Millions	Feb. 28, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 4,055	$ 4,310	$ 4,298
Level 2 of fair value hierarchy [member] | Carrying Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	5,306	4,311
Level 2 of fair value hierarchy [member] | Estimated Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 5,801	$ 4,788